OTHER TAXES PAYABLE - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other taxes [line items]
Other tax payable non current	R$ 153,688	R$ 146,889
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	2,255	4,370
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	656	1,514
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	656	716
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	656	716
over 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 149,465	R$ 139,573